UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2006 and Year Ended December 31, 2005

Maxim Aggressive Profile II, Maxim Conservative Profile II, Maxim Moderate Profile II, Maxim Moderately Aggressive Profile II and Maxim Moderately Conservative Profile II Portfolios

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Profile II Portfolios

Semi-Annual Report

June 30, 2006

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2006
UNAUDITED

				MAXIM	MAXIM
	MAXIM	MAXIM	MAXIM	MODERATELY	MODERATELY
	AGGRESSIVE	CONSERVATIVE	MODERATE	AGGRESSIVE	CONSERVATIVE
	PROFILE II	PROFILE II	PROFILE II	PROFILE II	PROFILE II
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
ASSETS:
Investments in securities, market value (1)	$732,320,274	$213,267,882	$1,068,758,586	$87,515,817	$20,911,958
Subscriptions receivable	0	0	0	0	0

Total assets	732,320,274	213,267,882	1,068,758,586	87,515,817	20,911,958

LIABILITIES:
Dividends payable	0	0	0	0	0
Due to investment adviser	5,887	1,735	8,644	704	169
Redemptions payable	0	0	0	0	0

Total liabilities	5,887	1,735	8,644	704	169

NET ASSETS	$732,314,387	$213,266,147	$1,068,749,942	$87,515,113	$20,911,789

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$7,471,143	$2,250,060	$11,387,805	$839,434	$207,923
Additional paid-in capital	581,982,053	205,008,437	928,328,962	89,875,056	21,692,350
Net unrealized appreciation on investments	71,560,751	2,203,259	56,786,890	3,326,223	322,355
Undistributed (overdistributed) net investment income	81,574	(1,156)	(5,772)	8,151	1,571
Accumulated net realized gain (loss) on investments	71,218,866	3,805,547	72,252,057	(6,533,751)	(1,312,410)

NET ASSETS	$732,314,387	$213,266,147	$1,068,749,942	$87,515,113	$20,911,789

NET ASSET VALUE PER OUTSTANDING SHARE	$9.80	$9.48	$9.39	$10.43	$10.06
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	200,000,000	150,000,000	200,000,000	150,000,000	150,000,000
Outstanding	74,711,427	22,500,604	113,878,049	8,394,341	2,079,229

(1) Cost of investments in securities:	$660,759,523	$211,064,623	$1,011,971,696	$84,189,594	$20,589,603

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
UNAUDITED

				MAXIM	MAXIM
	MAXIM	MAXIM	MAXIM	MODERATELY	MODERATELY
	AGGRESSIVE	CONSERVATIVE	MODERATE	AGGRESSIVE	CONSERVATIVE
	PROFILE II	PROFILE II	PROFILE II	PROFILE II	PROFILE II
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO

INVESTMENT INCOME:
Income distributions received	$1,359,313	$2,614,510	$6,899,994	$504,940	$165,856

Total income	1,359,313	2,614,510	6,899,994	504,940	165,856

EXPENSES:
Management fees	370,370	106,471	539,909	42,929	10,359

NET INVESTMENT INCOME	988,943	2,508,039	6,360,085	462,011	155,497

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	31,392,608	911,649	32,645,500	2,735,536	427,100
Capital gain distributions received	0	0	0	0	0
Change in net unrealized appreciation on investments	(3,814,481)	(420,041)	(8,686,553)	(320,372)	(111,834)

Net realized and unrealized gain on investments	27,578,127	491,608	23,958,947	2,415,164	315,266

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$28,567,070	$2,999,647	$30,319,032	$2,877,175	$470,763

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2006 AND YEAR ENDED DECEMBER 31, 2005

	MAXIM AGGRESSIVE PROFILE II PORTFOLIO		MAXIM CONSERVATIVE PROFILE II PORTFOLIO		MAXIM MODERATE PROFILE II PORTFOLIO
	2006	2005	2006	2005	2006	2005
	UNAUDITED		UNAUDITED		UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$988,943	$8,308,309	$2,508,039	$6,979,770	$6,360,085	$21,289,309
Net realized gain on investments	31,392,608	39,676,856	911,649	3,286,992	32,645,500	36,225,437
Capital gain distributions received	0	49,511,643	0	4,274,287	0	45,596,525
Change in net unrealized appreciation on investments	(3,814,481)	(37,698,615)	(420,041)	(5,431,258)	(8,686,553)	(40,242,409)

Net increase in net assets resulting from operations	28,567,070	59,798,193	2,999,647	9,109,791	30,319,032	62,868,862

DISTRIBUTIONS:
From net investment income	(992,885)	(8,278,977)	(2,509,195)	(7,121,227)	(6,365,857)	(23,153,859)
From net realized gains	0	(63,746,610)	0	(5,292,273)	0	(55,212,399)

Total distributions	(992,885)	(72,025,587)	(2,509,195)	(12,413,500)	(6,365,857)	(78,366,258)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	151,978,219	281,795,817	50,080,019	98,597,861	249,288,275	388,755,236
Reinvestment of distributions	992,885	72,025,587	2,509,195	12,413,500	6,365,857	78,366,258
Redemptions of shares	(168,016,761)	(308,599,506)	(55,945,992)	(106,934,749)	(231,930,150)	(434,864,516)

Net increase (decrease) in net assets resulting from share transactions	(15,045,657)	45,221,898	(3,356,778)	4,076,612	23,723,982	32,256,978

Total increase (decrease) in net assets	12,528,528	32,994,504	(2,866,326)	772,903	47,677,157	16,759,582

NET ASSETS:

Beginning of period	719,785,859	686,791,355	216,132,473	215,359,570	1,021,072,785	1,004,313,203

End of period (1)	$732,314,387	$719,785,859	$213,266,147	$216,132,473	$1,068,749,942	$1,021,072,785
	0	0	0	0	0	0
OTHER INFORMATION:

SHARES:
Sold	15,315,013	29,204,345	5,209,556	10,232,325	26,366,566	41,626,011
Issued in reinvestment of distributions	101,834	7,538,913	265,523	1,302,869	680,840	8,466,306
Redeemed	(16,968,803)	(31,945,045)	(5,821,181)	(11,097,017)	(24,462,557)	(46,570,586)

Net increase (decrease)	(1,551,956)	4,798,213	(346,102)	438,177	2,584,849	3,521,731

(1) Including undistributed (overdistributed) net investment income	$81,574	$85,516	$(1,156)	$0	$(5,772)	$0

See notes to financial statements.
						(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2006 AND YEAR ENDED DECEMBER 31, 2005

	MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO		MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
	2006	2005	2006	2005
	UNAUDITED		UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$462,011	$1,638,662	$155,497	$452,481
Net realized gain on investments	2,735,536	3,508,624	427,100	611,878
Capital gain distributions received	0	4,633,199	0	682,146
Change in net unrealized appreciation on investments	(320,372)	(3,956,263)	(111,834)	(627,907)

Net increase in net assets resulting from operations	2,877,175	5,824,222	470,763	1,118,598

DISTRIBUTIONS:
From net investment income	(462,482)	(1,635,394)	(155,610)	(452,005)
From net realized gains	0	0	0	0

Total distributions	(462,482)	(1,635,394)	(155,610)	(452,005)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	14,433,432	25,125,189	5,262,178	6,770,332
Reinvestment of distributions	462,482	1,635,394	155,610	452,005
Redemptions of shares	(11,164,152)	(24,110,491)	(4,542,776)	(6,999,693)

Net increase in net assets resulting share transactions	3,731,762	2,650,092	875,012	222,644

Total increase in net assets	6,146,455	6,838,920	1,190,165	889,237

NET ASSETS:
Beginning of period	81,368,658	74,529,738	19,721,624	18,832,387

End of period (1)	$87,515,113	$81,368,658	$20,911,789	$19,721,624
	0	0	0	0
OTHER INFORMATION:

SHARES:
Sold	1,373,662	2,588,883	518,606	700,354
Issued in reinvestment of distributions	44,598	162,623	15,530	46,015
Redeemed	(1,062,852)	(2,489,591)	(446,475)	(725,469)

Net increase	355,408	261,915	87,661	20,900

(1) Including undistributed net investment income	$8,151	$8,622	$1,571	$1,684

See notes to financial statements.
				(Concluded)

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended	Year Ended December 31,
	June 30, 2006	2005	2004	2003	2002	2001
	UNAUDITED

Net Asset Value, Beginning of Period	$9.44	$9.61	$8.73	$6.72	$8.32	$9.85

Income from Investment Operations

Net investment income	0.01	0.12	0.15	0.05	0.04	0.03
Capital gain distributions received	0.00	0.65	0.26	0.04	0.08	0.09

Total distributions received	0.01	0.77	0.41	0.09	0.12	0.12

Net realized and unrealized gain (loss)
on investments	0.36	0.08	1.07	1.97	(1.68)	(1.46)

Total Income (Loss) From
Investment Operations	0.37	0.85	1.48	2.06	(1.56)	(1.34)

Less Distributions

From net investment income	(0.01)	(0.12)	(0.15)	(0.05)	(0.04)	(0.10)
From net realized gains	0.00	(0.90)	(0.45)	0.00	0.00	(0.09)

Total Distributions	(0.01)	(1.02)	(0.60)	(0.05)	(0.04)	(0.19)

Net Asset Value, End of Period	$9.80	$9.44	$9.61	$8.73	$6.72	$8.32

Total Return	3.96%		8.97%	17.13%	30.70%	(18.82%)	(13.37%)

Net Assets, End of Period ($000)	$732,314		$719,786	$686,791	$591,561	$367,126	$97,128

Ratio of Expenses to Average Net Assets #	0.10%	*	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to
Average Net Assets	0.27%	*	1.22%	1.71%	0.81%	1.00%	0.78%

Portfolio Turnover Rate	11.02%		22.08%	37.96%	57.59%	73.73%	50.89%

#	Does not include expenses of the investment companies in which the portfolio invests.

Based on operations for the period shown and, accordingly are not representative of a full year.

* Annualized

See notes to financial statements.							(Continued)

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended	Year Ended December 31,
	June 30, 2006	2005	2004	2003	2002	2001
	UNAUDITED

Net Asset Value, Beginning of Period	$9.46	$9.61	$9.56	$8.95	$9.41	$9.81

Income from Investment Operations

Net investment income	0.11	0.32	0.40	0.37	0.33	0.38
Capital gain distributions received	0.00	0.19	0.04	0.04	0.08	0.04

Total distributions received	0.11	0.51	0.44	0.41	0.41	0.42

Net realized and unrealized gain (loss)
on investments	0.02	(0.10)	0.23	0.61	(0.54)	(0.36)

Total Income (Loss) From
Investment Operations	0.13	0.41	0.67	1.02	(0.13)	0.06

Less Distributions

From net investment income	(0.11)		(0.32)	(0.40)	(0.37)	(0.33)	(0.42)
From net realized gains	0.00		(0.24)	(0.22)	(0.04)	0.00	(0.04)

Total Distributions	(0.11)		(0.56)	(0.62)	(0.41)	(0.33)	(0.46)

Net Asset Value, End of Period	$9.48		$9.46	$9.61	$9.56	$8.95	$9.41

Total Return	1.41%		4.32%	7.10%	11.47%	(1.42%)	0.60%

Net Assets, End of Period ($000)	$213,266		$216,132	$215,360	$202,848	$138,060	$16,771

Ratio of Expenses to Average Net Assets #	0.10%	*	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to
Average Net Assets	2.36%	*	3.27%	3.14%	3.50%	5.39%	5.16%

Portfolio Turnover Rate	13.07%		43.41%	46.10%	75.27%	49.35%	66.37%

#	Does not include expenses of the investment companies in which the portfolio invests.

Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended	Year Ended December 31,
	June 30, 2006	2005	2004	2003	2002	2001
	UNAUDITED

Net Asset Value, Beginning of Period	$9.17	$9.32	$9.02	$7.64	$8.64	$9.61

Income from Investment Operations

Net investment income	0.06	0.22	0.27	0.16	0.17	0.20
Capital gain distributions received	0.00	0.41	0.13	0.04	0.08	0.07

Total distributions received	0.06	0.63	0.40	0.20	0.25	0.27

Net realized and unrealized gain (loss)
on investments	0.22	(0.04)	0.62	1.34	(1.08)	(0.92)

Total Income (Loss) From
Investment Operations	0.28	0.59	1.02	1.55	(0.83)	(0.65)

Less Distributions

From net investment income	(0.06)	(0.22)	(0.27)	(0.16)	(0.17)	(0.25)
From net realized gains	0.00	(0.52)	(0.45)	(0.01)	0.00	(0.07)

Total Distributions	(0.06)	(0.74)	(0.72)	(0.17)	(0.17)	(0.32)

Net Asset Value, End of Period	$9.39	$9.17	$9.32	$9.02	$7.64	$8.64

Total Return	3.01%		6.38%	11.55%	20.34%	(9.63%)	(6.74%)

Net Assets, End of Period ($000)	$1,068,750		$1,021,073	$1,004,313	$931,192	$595,560	$67,421

Ratio of Expenses to Average Net Assets #	0.10%	*	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to
Average Net Assets	1.18%	*	2.13%	2.45%	2.23%	3.62%	2.77%

Portfolio Turnover Rate	13.10%		36.96%	38.17%	74.01%	45.84%	67.24%

#	Does not include expenses of the investment companies in which the portfolio invests.

Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

See notes to financial statements.							(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended	Year Ended December 31,
	June 30, 2006	2005	2004	2003	2002	2001
	UNAUDITED

Net Asset Value, Beginning of Period	$10.12	$9.58	$8.62	$7.05	$8.30	$9.59

Income from Investment Operations

Net investment income	0.06	0.21	0.20	0.13	0.15	0.13
Capital gain distributions received	0.00	0.58	0.15	0.04	0.08	0.08

Total distributions received	0.06	0.79	0.35	0.17	0.23	0.21

Net realized and unrealized gain (loss)
on investments	0.31	(0.04)	0.81	1.53	(1.33)	(1.24)

Total Income (Loss) From
Investment Operations	0.37	0.75	1.16	1.70	(1.10)	(1.03)

Less Distributions

From net investment income	(0.06)	(0.21)	(0.20)	(0.13)	(0.15)	(0.19)
From net realized gains	0.00	0.00	0.00	0.00	0.00	(0.07)

Total Distributions	(0.06)	(0.21)	(0.20)	(0.13)	(0.15)	(0.26)

Net Asset Value, End of Period	$10.43	$10.12	$9.58	$8.62	$7.05	$8.30

Total Return	3.61%		7.83%	13.51%	24.25%	(13.29%)	(10.74%)

Net Assets, End of Period ($000)	$87,515		$81,369	$74,530	$66,114	$50,587	$81,364

Ratio of Expenses to Average Net Assets #	0.10%	*	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to
Average Net Assets	1.08%	*	2.19%	2.24%	1.77%	1.68%	1.96%

Portfolio Turnover Rate	16.33%		38.44%	51.14%	103.04%	155.78%	50.92%

#	Does not include expenses of the investment companies in which the portfolio invests.

Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

See notes to financial statements.							(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended	Year Ended December 31,
	June 30, 2006	2005	2004	2003	2002	2001
	UNAUDITED

Net Asset Value, Beginning of Period	$9.90	$9.56	$8.93	$7.85	$8.72	$9.59

Income from Investment Operations

Net investment income	0.08	0.24	0.25	0.20	0.33	0.28
Capital gain distributions received	0.00	0.34	0.11	0.04	0.09	0.05

Total distributions received	0.08	0.58	0.36	0.24	0.42	0.33

Net realized and unrealized gain (loss)	0.16	0.00	0.52	1.05	(0.97)	(0.84)
on investments

Total Income (Loss) From
Investment Operations	0.24	0.58	0.88	1.29	(0.55)	(0.51)

Less Distributions

From net investment income	(0.08)	(0.24)	(0.25)	(0.21)	(0.32)	(0.31)
From net realized gains	0.00	0.00	0.00	0.00	0.00	(0.05)

Total Distributions	(0.08)	(0.24)	(0.25)	(0.21)	(0.32)	(0.36)

Net Asset Value, End of Period	$10.06	$9.90	$9.56	$8.93	$7.85	$8.72

Total Return	2.38%		6.05%	9.90%	16.61%	(6.26%)	(5.38%)

Net Assets, End of Period ($000)	$20,912		$19,722	$18,832	$15,461	$11,924	$20,727

Ratio of Expenses to Average Net Assets #	0.10%	*	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to
Average Net Assets	1.50%	*	2.46%	2.85%	2.76%	3.04%	3.58%

Portfolio Turnover Rate	19.12%		60.44%	50.48%	110.33%	157.51%	58.68%

#	Does not include expenses of the investment companies in which the portfolio invests.

Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

See notes to financial statements.							(Concluded)

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2006 UNAUDITED

COMMON STOCK
Shares		Value ($)

6,502,609	Maxim Ariel MidCap Value Portfolio	$145,918,545
4,127,717	Maxim Ariel Small-Cap Value Portfolio	52,669,669
4,202,810	Maxim Bernstein International Equity Portfolio	61,781,308
3,004,056	Maxim INVESCO ADR Portfolio	61,252,705
5,282,669	Maxim Janus Large Cap Growth Portfolio	73,006,483
2,531,936	Maxim Loomis Sayles Small-Cap Value Portfolio	55,753,229
3,904,962	Maxim MFS® International Growth Portfolio	61,737,451
5,950,669	Maxim T. Rowe Price Equity/Income Portfolio	110,748,410
3,983,173	Maxim T. Rowe Price MidCap Growth Portfolio	73,489,540
2,073,987	Maxim Trusco Small-Cap Growth Portfolio	35,962,934

Total Aggressive Profile II Portfolio		$732,320,274
(Cost of Investments $660,759,523)

MAXIM SERIES FUND, INC. MAXIM CONSERVATIVE PROFILE II PORTFOLIO SCHEDULE OF INVESTMENTS JUNE 30, 2006 UNAUDITED COMMON STOCK
Shares			Value ($)

46,492,325	*	Great West Life & Annuity Contract	$48,152,704
473,674		Maxim Ariel MidCap Value Portfolio	10,629,246
245,350		Maxim Bernstein International Equity Portfolio	3,606,645
2,248,824		Maxim Federated Bond Portfolio	21,296,366
2,022,287		Maxim Global Bond Portfolio	21,132,902
175,556		Maxim INVESCO ADR Portfolio	3,579,581
1,539,239		Maxim Janus Large Cap Growth Portfolio	21,272,285
226,851		Maxim MFS® International Growth Portfolio	3,586,509
3,211,318		Maxim Salomon Brothers High Yield Bond Portfolio	31,888,397
1,662,330		Maxim Short Duration Bond Portfolio	16,024,865
577,973		Maxim T. Rowe Price Equity/Income Portfolio	10,756,075
1,878,724		Maxim U.S. Government Mortgage Securities Portfolio	21,342,307

Total Conservative Profile II Portfolio			$213,267,882
(Cost of Investments $211,064,623)

MAXIM SERIES FUND, INC. MAXIM MODERATE PROFILE II PORTFOLIO SCHEDULE OF INVESTMENTS JUNE 30, 2006 UNAUDITED COMMON STOCK
Shares			Value ($)

155,191,615	*	Great West Life & Annuity Contract	$160,626,490
4,748,067		Maxim Ariel MidCap Value Portfolio	106,546,619
4,017,639		Maxim Ariel Small-Cap Value Portfolio	51,265,078
3,678,903		Maxim Bernstein International Equity Portfolio	54,079,874
5,637,054		Maxim Federated Bond Portfolio	53,382,898
10,135,024		Maxim Global Bond Portfolio	105,911,003
2,632,766		Maxim INVESCO ADR Portfolio	53,682,094
7,714,753		Maxim Janus Large Cap Growth Portfolio	106,617,880
2,465,038		Maxim Loomis Sayles Small-Cap Value Portfolio	54,280,142
3,422,343		Maxim MFS® International Growth Portfolio	54,107,238
5,366,032		Maxim Salomon Brothers High Yield Bond Portfolio	53,284,701
5,793,572		Maxim T. Rowe Price Equity/Income Portfolio	107,818,371
2,908,261		Maxim T. Rowe Price MidCap Growth Portfolio	53,657,414
4,709,400		Maxim U.S. Government Mortgage Securities Portfolio	53,498,784

Total Moderate Profile II Portfolio			$1,068,758,586
(Cost of Investments $1,011,971,696)

MAXIM SERIES FUND, INC. MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO SCHEDULE OF INVESTMENTS JUNE 30, 2006 UNAUDITED COMMON STOCK
Shares			Value ($)

4,268,953	*	Great West Life & Annuity Contract	$4,411,499
388,713		Maxim Ariel MidCap Value Portfolio	8,722,714
328,962		Maxim Ariel Small-Cap Value Portfolio	4,197,554
401,277		Maxim Bernstein International Equity Portfolio	5,898,768
230,722		Maxim Federated Bond Portfolio	2,184,941
829,752		Maxim Global Bond Portfolio	8,670,907
287,586		Maxim INVESCO ADR Portfolio	5,863,880
631,565		Maxim Janus Large Cap Growth Portfolio	8,728,231
201,800		Maxim Loomis Sayles Small-Cap Value Portfolio	4,443,644
373,848		Maxim MFS® International Growth Portfolio	5,910,544
439,258		Maxim Salomon Brothers High Yield Bond Portfolio	4,361,841
711,410		Maxim T. Rowe Price Equity/Income Portfolio	13,239,345
238,097		Maxim T. Rowe Price MidCap Growth Portfolio	4,392,885
247,947		Maxim Trusco Small-Cap Growth Portfolio	4,299,408
192,751		Maxim U.S. Government Mortgage Securities Portfolio	2,189,656

Total Moderately Aggressive Profile II Portfolio			$87,515,817
(Cost of Investments $84,189,594)

MAXIM SERIES FUND, INC. MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO SCHEDULE OF INVESTMENTS JUNE 30, 2006 UNAUDITED COMMON STOCK
Shares			Value ($)

4,596,612	*	Great West Life & Annuity Contract	$4,740,210
46,418		Maxim Ariel MidCap Value Portfolio	1,041,622
78,576		Maxim Ariel Small-Cap Value Portfolio	1,002,627
48,063		Maxim Bernstein International Equity Portfolio	706,528
110,213		Maxim Federated Bond Portfolio	1,043,722
198,187		Maxim Global Bond Portfolio	2,071,056
34,292		Maxim INVESCO ADR Portfolio	699,221
150,836		Maxim Janus Large Cap Growth Portfolio	2,084,558
48,198		Maxim Loomis Sayles Small-Cap Value Portfolio	1,061,329
44,577		Maxim MFS® International Growth Portfolio	704,755
209,827		Maxim Salomon Brothers High Yield Bond Portfolio	2,083,579
54,311		Maxim Short Duration Bond Portfolio	523,562
56,638		Maxim T. Rowe Price Equity/Income Portfolio	1,054,030
56,867		Maxim T. Rowe Price MidCap Growth Portfolio	1,049,192
92,075		Maxim U.S. Government Mortgage Securities Portfolio	1,045,967

Total Moderately Conservative Profile II Portfolio			$20,911,958
(Cost of Investments $20,589,603)

* Represents amount contributed.
Security is fair valued at June 30, 2006.

See Notes to Financial Statements.

Maxim Series Fund, Inc.

Summary of Investments by Asset Class

Maxim Conservative Profile II Portfolio
June 30, 2006
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
International Equity	$10,772,735	5.05%
MidCap Equity	10,629,246	4.98%
Large-Cap Equity	32,028,360	15.02%
Bond	95,659,972	44.86%
Short-Term Bond	64,177,569	30.09%
	$213,267,882	100.00%

Maxim Series Fund, Inc.

Summary of Investments by Asset Class

Maxim Moderately Conservative Profile II Portfolio
June 30, 2006
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
International Equity	$2,110,504	10.09%
Small-Cap Equity	2,063,956	9.87%
MidCap Equity	2,090,814	10.00%
Large-Cap Equity	3,138,588	15.01%
Bond	6,244,324	29.86%
Short-Term Bond	5,263,772	25.17%
	$20,911,958	100.00%

Maxim Series Fund, Inc.

Summary of Investments by Asset Class

Maxim Moderate Profile II Portfolio
June 30, 2006
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
International Equity	$161,869,206	15.15%
Small-Cap Equity	105,545,220	9.88%
MidCap Equity	160,204,033	14.99%
Large-Cap Equity	214,436,251	20.06%
Bond	266,077,386	24.89%
Short-Term Bond	160,626,490	15.03%
	$1,068,758,586	100.00%

Maxim Series Fund, Inc.

Summary of Investments by Asset Class

Maxim Moderately Aggressive Profile II Portfolio
June 30, 2006
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
International Equity	$17,673,192	20.19%
Small-Cap Equity	12,940,606	14.79%
MidCap Equity	13,115,599	14.99%
Large-Cap Equity	21,967,576	25.10%
Bond	17,407,345	19.89%
Short-Term Bond	4,411,499	5.04%
	$87,515,817	100.00%

Maxim Series Fund, Inc.

Summary of Investments by Asset Class

Maxim Aggressive Profile II Portfolio
June 30, 2006
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
International Equity	$184,771,464	25.23%
Small-Cap Equity	144,385,832	19.72%
MidCap Equity	219,408,085	29.96%
Large-Cap Equity	183,754,893	25.09%
	$732,320,274	100.00%

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006
UNAUDITED
1.
1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Aggressive Profile II, Maxim Conservative Profile II, Maxim Moderate Profile II, Maxim Moderately Aggressive Profile II and Maxim Moderately Conservative Profile II Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Maxim Aggressive Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Maxim Conservative Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Maxim Moderate Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Maxim Moderately Aggressive Profile II Portfolio; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Maxim Moderately Conservative Profile II Portfolio. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Life Insurance Company, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company provide administrative services.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund. Investments in the GWL&A Contract (the Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%. The investment in the Contract is considered to be fair valued with the major consideration in the valuation being the credit rating of GWL&A.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Income on the Great-West Life & Annuity Contract is accrued daily.

Federal Income Taxes

For federal income tax purposes, each Portfolio of the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

The Portfolios each may invest in a fixed interest contract issued and guaranteed by GWL&A. The contract has a stable principal value and pays a fixed rate of interest. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis).

As of June 30, 2006, there were thirty-four Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $56,250 for the six months ended June 30, 2006. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the six months ended June 30, 2006, in which the issuer was an affiliate of the Portfolio, is included on the following pages.

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2005	Cost	Cost	Gain	Received	06/30/2006

Aggressive Profile II Portfolio
Maxim Ariel MidCap Value Portfolio
	6,502,609	$141,577,562	$12,673,507	$5,600,055	$1,723,871	$278,650	$145,918,545
Maxim Ariel Small-Cap Value Portfolio
	4,127,717	51,795,527	3,048,396	2,092,637	607,613	50,621	52,669,669
Maxim Bernstein International Equity Portfolio
	4,202,810	74,654,865	1,762,009	16,025,009	8,235,123	0	61,781,308
Maxim INVESCO ADR Portfolio	3,004,056	73,730,246	1,902,137	11,469,185	8,873,291	0	61,252,705
Maxim Janus Large Cap Growth Portfolio
	5,282,669	71,594,292	10,393,150	2,980,942	653,382	0	73,006,483
Maxim Loomis Sayles Small-Cap Value Portfolio
	2,531,936	53,538,262	1,696,181	3,021,010	1,624,489	86,734	55,753,229
Maxim MFS® International Growth Portfolio
	3,904,962	74,252,239	1,821,193	14,825,540	7,191,438	0	61,737,451
Maxim T. Rowe Price Equity/Income Portfolio
	5,950,669	71,094,824	42,319,167	4,974,276	916,577	823,276	110,741,957
Maxim T. Rowe Price MidCap Growth Portfolio
	3,983,173	72,123,987	4,475,156	2,943,584	836,839	120,789	73,489,540
Maxim Trusco Small-Cap Growth Portfolio
	2,073,987	35,398,121	2,147,790	1,931,605	729,984	0	35,962,934

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2005	Cost	Cost	Gain/(Loss)	Received	06/30/2006

Conservative Profile II Portfolio

Maxim Federated Bond Portfolio	2,248,824	$21,555,656	$1,932,563	$1,671,329	$(10,540)	$419,446	$21,296,366
Maxim Global Bond Portfolio	2,022,287	32,829,718	1,576,763	14,955,197	(250,975)	368,618	21,132,902
Maxim Janus Large Cap Growth Portfolio
	1,539,239	21,556,732	2,917,309	1,202,813	477,258	0	21,272,285
Maxim Salomon Brothers High Yield Bond Portfolio
	3,211,318	21,623,966	13,134,197	2,373,771	(55,450)	982,103	31,888,388
Maxim Short Duration Bond Portfolio
	1,662,330	16,143,180	1,361,697	1,392,795	(76,994)	299,243	16,024,865
Maxim U.S. Government Mortgage Securities Portfolio
	1,878,724	21,586,420	1,937,707	1,749,293	(84,450)	445,066	21,342,307

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2005	Cost	Cost	Gain/(Loss)	Received	06/30/2006

Moderate Profile II Portfolio

Maxim Ariel MidCap Value Portfolio
	4,748,067	$100,341,924	$12,834,129	$3,947,400	$1,951,536	$203,306	$106,546,619
Maxim Ariel Small-Cap Value Portfolio	4,017,639	24,472,017	30,319,707	1,637,652	811,957	49,239	51,265,078
Maxim Bernstein International Equity Portfolio
	3,678,903	70,611,252	4,798,732	22,818,524	7,517,545	0	54,079,874
Maxim Federated Bond Portfolio	5,637,054	50,740,739	6,884,976	3,000,499	(108,080)	1,057,773	53,382,898
Maxim Global Bond Portfolio	10,135,024	103,033,152	9,538,151	11,759,104	(19,337)	1,850,182	105,911,003
Maxim INVESCO ADR Portfolio	2,632,766	69,714,576	4,861,597	16,561,591	9,774,782	0	53,682,094
Maxim Janus Large Cap Growth Portfolio
	7,714,753	101,504,488	18,786,346	3,954,980	1,876,788	0	106,617,880
Maxim Loomis Sayles Small-Cap Value Portfolio
	2,465,038	25,299,200	28,658,361	1,655,578	977,111	84,376	54,280,142
Maxim MFS® International Growth Portfolio
	3,422,343	70,108,889	4,816,210	20,404,254	7,525,863	0	54,107,238
Maxim Salomon Brothers High Yield Bond Portfolio
	5,366,032	50,901,567	6,053,803	3,013,455	57,036	1,643,445	53,284,701
Maxim T. Rowe Price Equity/Income Portfolio
	5,793,572	100,777,016	8,808,345	4,714,941	1,474,671	800,897	107,818,373
Maxim T. Rowe Price MidCap Growth Portfolio
	2,908,261	51,121,061	5,630,702	2,911,549	698,869	88,126	53,657,414
Maxim U.S. Government Mortgage Securities Portfolio
	4,709,400	50,813,238	6,898,512	3,099,131	(198,947)	1,122,649	53,498,784

3.	PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales

Aggressive Profile II Portfolio	$82,238,674	$97,256,450
Conservative Profile II Portfolio	28,119,400	31,479,286
Moderate Profile II Portfolio	165,567,965	141,830,145
Moderately Aggressive Profile II Portfolio	17,841,702	14,107,805
Moderately Conservative Profile II Portfolio	4,861,172	3,986,040

4.	UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2006 were as follows:

	Cost For			Net
	Income			Unrealized
	Tax	Gross	Gross	Appreciation
	Purposes	Appreciation	Depreciation	(Depreciation)

Aggressive Profile II Portfolio	$671,754,392	$60,559,429	$0	$60,559,429
Conservative Profile II Portfolio	214,007,522	6,134,112	(6,873,762)	(739,650)
Moderate Profile II Portfolio	1,023,447,823	56,863,787	(11,553,024)	45,310,763
Moderately Aggressive Profile II Portfolio	90,346,101	1,311,071	(4,141,356)	(2,830,285)
Moderately Conservative Profile II Portfolio	21,914,566	336,352	(1,338,960)	(1,002,608)

5.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios. The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

Investment Advisory Contract Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 18, 2006 (the "Meeting"), the continuation of the Investment Advisory Agreement between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM") and the Sub-Advisory Agreements between MCM and each of the following Sub-Advisers: Alliance Capital Management, L.P.; Ariel Capital Management, LLC; BNY Investment Advisors; Federated Investment Management Company; INVESCO Global Asset Management (N.A.), Inc.; Franklin Advisers, Inc.; Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; Salomon Brothers Asset Management Company Inc.; T. Rowe Price Associates, Inc.; and Trusco Capital Management, Inc.

Based on its review of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"), the information described below, and such considerations as the Board deemed relevant, the Board concluded that the terms of the Agreements are fair and reasonable, and that the advisory and sub-advisory fee rates provided in the Agreements are fair and reasonable in relation to the services rendered.

The Independent Directors met separately on March 28, 2006, with independent legal counsel to review and evaluate in advance of the Meeting information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Agreements. In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that information regarding performance is provided to the Board on an ongoing basis at regular meetings of the Board held throughout the year. Discussed below are the principal factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. In approving the Agreements, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Under the terms of the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Under the terms of the Sub-Advisory Agreements noted above, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell, or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

Nature, Extent and Quality of Services.

The Board considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by MCM to each Portfolio and by each Sub-Adviser to the applicable Portfolio(s). In this regard, the Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, MCM's and each Sub-Adviser's overall financial condition, technical resources, and operational capabilities. Consideration was given to the fact that at regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio, and the performance of each Portfolio. The Board also considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided.

Investment Performance.

The Board considered and concluded that, as to each Portfolio, it was satisfied with the investment performance of the Portfolios or satisfied with the steps being taken to address under-performance. The Board reviewed information regarding the investment performance of each Portfolio, as compared against various benchmarks and the performance of similar funds. For each Portfolio, the performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2005, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings. The Board considered the composition of each Portfolio's "peer" funds, as determined by MCM, based on the Portfolio's Morningstar category. The Board noted in each case how the Portfolios performed relative to the short- and long-term returns of applicable benchmarks and peer funds.

Costs and Profitability.

The Board considered the cost of services to be provided and profits to be realized by MCM and each Sub-Adviser and their affiliates from their relationships with the Portfolios. The Board concluded that the cost of services and the profitability of MCM and, to the extent such information was available, the Sub-Advisers, were reasonable in relation to the nature, extent and quality of the services rendered. With respect to the cost of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers, as determined by MCM based on each Portfolio's Morningstar category. The Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

The Board considered the overall financial soundness of MCM and each Sub-Adviser and the profits to be realized by MCM and its affiliates and, to the extent practicable, the Sub-Adviser and its affiliates. The Board requested and reviewed the financial statements of and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability among advisers because comparative information is not generally available to the public and, when available, is qualified by various assumptions and other factors.

Economies of Scale.

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, the profitability and financial condition of MCM, and the current level of Portfolio assets. The Board concluded that the Portfolios were not of sufficient size to identify economies of scale, and that no changes were currently necessary to reflect economies of scale.

Other Factors.

The Board also considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board also considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that management and sub-advisory fees were reasonable, taking into account the ancillary benefits.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date: August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date: August 25, 2006

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date: August 25, 2006